Stock-Based Compensation - Summary Information for Restricted Stock Awards and Incentive Compensation Stock Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted Stock - Service Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2018	314,840
Number of Awards, Awarded	64,352
Number of Awards, Distributed	(88,674)
Number of Awards, Forfeited	(12,371)
Number of Awards, December 31, 2018	278,147	314,840
Weighted-Average Grant-Date Fair Value, January 1, 2018	$ 151.84
Weighted-Average Grant-Date Fair Value, Awarded	211.03	$ 213.76	$ 128.48
Weighted-Average Grant-Date Fair Value, Distributed	159.04
Weighted-Average Grant-Date Fair Value, Forfeited	211.63
Weighted-Average Grant-Date Fair Value, December 31, 2018	$ 158.29	$ 151.84
Restricted Stock - Performance Based Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2018	139,999
Number of Awards, Awarded	37,138
Number of Awards, Distributed	(20,219)
Number of Awards, Forfeited	(4,979)
Number of Awards, December 31, 2018	151,939	139,999
Weighted-Average Grant-Date Fair Value, January 1, 2018	$ 150.34
Weighted-Average Grant-Date Fair Value, Awarded	212.12	$ 207.73	124.41
Weighted-Average Grant-Date Fair Value, Distributed	126.01
Weighted-Average Grant-Date Fair Value, Forfeited	182.90
Weighted-Average Grant-Date Fair Value, December 31, 2018	$ 174.74	$ 150.34
Incentive Compensation Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Awards, January 1, 2018	38,510
Number of Awards, Awarded	18,180
Number of Awards, Distributed	(20,992)
Number of Awards, Forfeited	(322)
Number of Awards, December 31, 2018	35,376	38,510
Weighted-Average Grant-Date Fair Value, January 1, 2018	$ 166.67
Weighted-Average Grant-Date Fair Value, Awarded	212.12	$ 208.68	$ 124.41
Weighted-Average Grant-Date Fair Value, Distributed	138.54
Weighted-Average Grant-Date Fair Value, Forfeited	184.74
Weighted-Average Grant-Date Fair Value, December 31, 2018	$ 206.55	$ 166.67